                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER


 Report for the Calendar Year or Quarter Ended: September 30, 2001
                                                ------------------
 Check here if Amendment [ ]; Amendment Number:
                                                ------------------
      This Amendment (Check only one.):     [ ] is a restatement.
                                            [X] adds new holdings
                                                entries.

 Institutional Investment Manager Filing this Report:

 Name:    Account Management, LLC
          ---------------------------------------------
 Address: 2 Newbury Street
          ---------------------------------------------
          Boston, MA 02116
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-01363
                        --------

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:    Peter deRoetth
          ---------------------------------------------
 Title:   Principal
          ---------------------------------------------
 Phone:   617/236-4200
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Peter deRoetth       Boston, MA                    11/9/01
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

Page 1 of 4   FORM 13F   Name of Reporting Manager: Account Management, LLC

                                                                        Item 6:                                   Item 8:
                                                                 Investment Discretion                   Voting Authority (Shares)
Item 1:      Item 2:  Item 3:    Item 4:       Item 5:    ----------------------------------   Item 7:  ----------------------------
Name of      Title     CUSIP    Fair Market   Shares of   (a) Sole  (b) Shared-  (c) Shared-  Managers  (a) Sole (b) Shared (c) None
Issuer        of      Number      Value       Principal             As Defined      Other     See Inst.
             Class                             Amount               in Instr. V                  V
------------------------------------------------------------------------------------------------------------------------------------
Maxim
Integrated   Common
Products     Stock    57772K101 124,181,128   3,554,125   3,554,125                                     3,554,125
------------------------------------------------------------------------------------------------------------------------------------
Corporate
Executive    Common
Board        Stock    21988R102  14,276,192     547,400     547,400                                       547,400
------------------------------------------------------------------------------------------------------------------------------------
IDT          Common
Corporation  Stock    448947101   4,443,600     386,400     386,400                                       386,400
------------------------------------------------------------------------------------------------------------------------------------
IDT
Corporation  Common
Class B      Stock    448947309   9,926,840   1,025,500   1,025,500                                     1,025,500
------------------------------------------------------------------------------------------------------------------------------------
Supertex     Common
Inc.         Stock    868532102  16,422,624   1,077,600   1,077,600                                     1,077,600
------------------------------------------------------------------------------------------------------------------------------------
Costar       Common
Group        Stock    22160N109   6,134,060     341,350     341,350                                       341,350
------------------------------------------------------------------------------------------------------------------------------------
US-
internet-
working      Common
Inc.         Stock    917311808     706,187   2,615,506   2,615,506                                     2,615,506
------------------------------------------------------------------------------------------------------------------------------------
Lionbridge   Common
Technology   Stock    536252109   1,078,310   1,268,600   1,268,600                                     1,258,600
------------------------------------------------------------------------------------------------------------------------------------
Miller       Common
Industries   Stock    600551105   4,873,413   6,329,108   6,329,108                                     6,329,108
------------------------------------------------------------------------------------------------------------------------------------
INT Media    Common
Group Inc.   Stock    44979N104     243,570     211,800     211,800                                       211,800
------------------------------------------------------------------------------------------------------------------------------------
  COLUMN TOTALS                 182,285,924
------------------------------------------------------------------------------------------------------------------------------------

Page 2 of 4   FORM 13F   Name of Reporting Manager: Account Management, LLC

                                                                       Item 6:                                     Item 8:
                                                                Investment Discretion                     Voting Authority (Shares)
Item 1:      Item 2:  Item 3:    Item 4:       Item 5:    ----------------------------------   Item 7:  ----------------------------
Name of      Title     CUSIP    Fair Market   Shares of   (a) Sole  (b) Shared-  (c) Shared-  Managers  (a) Sole (b) Shared (c) None
Issuer        of      Number      Value       Principal             As Defined      Other     See Inst.
             Class                             Amount               in Instr. V                  V
------------------------------------------------------------------------------------------------------------------------------------
Credit
Acceptance   Common
Corp.        Stock    225310101   3,275,315     374,750     374,750                                       374,750
------------------------------------------------------------------------------------------------------------------------------------
Landec       Common
Corp.        Stock    514766104     489,800     124,000     124,000                                       124,000
------------------------------------------------------------------------------------------------------------------------------------
CyberSource  Common
Corp.        Stock    23251J106     511,000     456,250     456,250                                       456,250
------------------------------------------------------------------------------------------------------------------------------------
HealthGate
Data         Common
Corp.        Stock    42222H304     118,707     304,378     304,378                                       304,378
------------------------------------------------------------------------------------------------------------------------------------
Suiza        Common
Foods        Stock    865077101   3,093,860      49,000      49,000                                        49,000
------------------------------------------------------------------------------------------------------------------------------------
Bright
Horizons
Family       Common
Solutions    Stock    109195107   4,360,500     161,500     161,500                                       161,500
------------------------------------------------------------------------------------------------------------------------------------
Orient       Common
Express      Stock    G67743107     434,310      31,000      31,000                                        31,000
------------------------------------------------------------------------------------------------------------------------------------
Corning      Common
Inc.         Stock    219350105   1,206,426     136,783     136,783                                       136,783
------------------------------------------------------------------------------------------------------------------------------------
Federal
National     Common
Mortgage     Stock    313586109   2,001,500      25,000      25,000                                        25,000
------------------------------------------------------------------------------------------------------------------------------------
Cendant      Common
Corp.        Stock    151313103     627,200      49,000      49,000                                        49,000
------------------------------------------------------------------------------------------------------------------------------------
  COLUMN TOTALS                  16,118,618
------------------------------------------------------------------------------------------------------------------------------------

Page 3 of 4   FORM 13F   Name of Reporting Manager: Account Management, LLC

                                                                       Item 6:                                    Item 8:
                                                                 Investment Discretion                    Voting Authority (Shares)
Item 1:      Item 2:  Item 3:    Item 4:       Item 5:    ----------------------------------   Item 7:  ----------------------------
Name of      Title     CUSIP    Fair Market   Shares of   (a) Sole  (b) Shared-  (c) Shared-  Managers  (a) Sole (b) Shared (c) None
Issuer        of      Number      Value       Principal             As Defined      Other     See Inst.
             Class                             Amount               in Instr. V                  V
------------------------------------------------------------------------------------------------------------------------------------
Sun          Common
Hydraulics   Stock    866942105   1,698,750     226,500     226,500                                       226,500
------------------------------------------------------------------------------------------------------------------------------------
Hewlett      Common
Packard      Stock    428236103     192,600      12,000      12,000                                        12,000
------------------------------------------------------------------------------------------------------------------------------------
             Common
AlTell       Stock    020039103     460,587       7,948       7,948                                         7,948
------------------------------------------------------------------------------------------------------------------------------------
Glaxo        Common
Wellcome     Stock    37733W105     392,840       7,000       7,000                                         7,000
------------------------------------------------------------------------------------------------------------------------------------
             Common
Exxon        Stock    302290101     189,120       4,800       4,800                                         4,800
------------------------------------------------------------------------------------------------------------------------------------
Cabot        Common
Corporation  Stock    127055101     518,700      13,000      13,000                                        13,000
------------------------------------------------------------------------------------------------------------------------------------
Aradigm      Common
Corporation  Stock    038505103     394,120     118,000     118,000                                       118,000
------------------------------------------------------------------------------------------------------------------------------------
Chevron      Common
Corporation  Stock    166751107     203,400       2,400       2,400                                         2,400
------------------------------------------------------------------------------------------------------------------------------------
             Common
Pepsico      Stock    713344108     291,000       6,000       6,000                                         6,000
------------------------------------------------------------------------------------------------------------------------------------
Invacare     Common
Corporation  Stock    461203101     522,450      12,900      12,900                                        12,900
------------------------------------------------------------------------------------------------------------------------------------
  COLUMN TOTALS                   4,863,567
------------------------------------------------------------------------------------------------------------------------------------

Page 4 of 4   FORM 13F   Name of Reporting Manager: Account Management, LLC

                                                                       Item 6:                                    Item 8:
                                                                 Investment Discretion                    Voting Authority (Shares)
Item 1:      Item 2:  Item 3:    Item 4:       Item 5:    ----------------------------------   Item 7:  ----------------------------
Name of      Title     CUSIP    Fair Market   Shares of   (a) Sole  (b) Shared-  (c) Shared-  Managers  (a) Sole (b) Shared (c) None
Issuer        of      Number      Value       Principal             As Defined      Other     See Inst.
             Class                             Amount               in Instr. V                  V
------------------------------------------------------------------------------------------------------------------------------------
Johnson      Common
and Johnson  Stock    478160104     886,400      16,000      16,000                                        16,000
------------------------------------------------------------------------------------------------------------------------------------
             Common
Schlumberger Stock    806857108     393,020       8,600       8,600                                         8,600
------------------------------------------------------------------------------------------------------------------------------------
McLeodUSA    Common
Inc.         Stock    582266102     124,740     162,000     162,000                                       162,000
------------------------------------------------------------------------------------------------------------------------------------
MCI          Common
Worldcom     Stock    55268B106     293,280      19,500      19,500                                        19,500
------------------------------------------------------------------------------------------------------------------------------------
             Common
Nortel       Stock    656568102     235,620      42,000      42,000                                        42,000
------------------------------------------------------------------------------------------------------------------------------------
  COLUMN TOTALS                   1,933,060
------------------------------------------------------------------------------------------------------------------------------------